SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
SEGMENT INFORMATION
Summary of Company's revenues and gross profit and income from operations generated from each segment

	Years Ended December 31, 2020
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	3,105,044	726,167	(354,716)	3,476,495
Cost of revenues	2,496,153	577,052	(286,624)	2,786,581
Gross profit	608,891	149,115	(68,092)	689,914
Income from operations	253,105	53,414	(86,089)	220,430

22. SEGMENT INFORMATION (Continued)

	Years Ended December 31, 2019
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	2,591,154	718,735	(109,306)	3,200,583
Cost of revenues	1,977,502	604,856	(100,272)	2,482,086
Gross profit	613,652	113,879	(9,034)	718,497
Income from operations	267,642	18,795	(27,558)	258,879

	Years Ended December 31, 2018
			Elimination
			and
			unallocated
	CSI Solar	Global Energy	items (1)	Total
	$	$	$	$
Net revenues	2,448,057	1,427,245	(130,790)	3,744,512
Cost of revenues	1,941,539	1,184,724	(156,833)	2,969,430
Gross profit	506,518	242,521	26,043	775,082
Income from operations	182,488	171,876	10,293	364,657

Summary of the Company's net revenues generated from different geographic locations

	Years Ended December 31,
	2018	2019	2020
	$	$	$
Europe and other regions:
—Australia	232,409	313,167	120,403
—Germany	95,514	109,119	119,035
—Spain	58,811	78,228	138,972
—Netherlands	83,475	68,770	96,372
—South Africa	53,739	93,911	49,375
—United Kingdom	101,479	33,158	8,842
—Czech	17,411	17,717	16,144
—Others	55,730	66,389	85,407
	698,568	780,459	634,550
The Americas:
—United States	999,144	852,231	696,101
—Brazil	339,964	395,303	284,478
—Mexico	50,004	94,446	118,846
—Canada	57,478	30,330	100,284
—Others	28,067	29,731	21,396
	1,474,657	1,402,041	1,221,105
Asia:
—Japan	483,041	372,687	560,701
—PRC	620,520	317,077	504,656
—Vietnam	4,216	39,268	289,621
—Korea	46,697	72,552	25,896
—India	145,873	70,893	61,141
—United Arab Emirates	104,467	43,311	53,981
—Thailand	23,511	12,753	6,108
—Others	142,962	89,542	118,736
	1,571,287	1,018,083	1,620,840
Total net revenues	3,744,512	3,200,583	3,476,495

Schedule of long-lived assets, including property, plant and equipment, non-current project assets, solar power systems, prepaid land use rights and intangible assets by geographic region

	At December 31,	At December 31,
	2019	2020
	$	$
PRC	835,991	1,002,409
Thailand	331,931	295,240
Japan	259,197	204,515
Australia	63,143	76,330
United States	60,177	64,009
Canada	14,718	8,898
Others	100,513	139,137
Total long-lived assets	1,665,670	1,790,538

Summary of the Company's revenues generated from each product or service

	Years Ended December 31,
	2018	2019	2020
	$	$	$
CSI Solar:
Solar modules	1,847,305	2,012,059	2,348,724
Solar system kits	93,253	116,449	157,656
Battery storage solutions	—	—	7,899
China energy (includes electricity sales)	245,321	58,096	175,388
Others	131,388	295,244	60,661
Global Energy:
Solar power projects	1,319,021	652,050	654,827
O&M and asset management services	13,271	19,750	26,386
Others	94,953	46,935	44,954
Total net revenues	3,744,512	3,200,583	3,476,495